UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.  Name and address of issuer:

         Mercury Funds, Inc.
         (Mercury U.S. Large Cap Fund)
         800 Scudders Mill Road
         Plainsboro, NJ  08536

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2.   The name of each series or class of securities for which this
     Form is filed:

    (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

Mercury U.S. Large Cap Fund series of Mercury Funds, Inc. There are other series of Mercury Funds, Inc. The offering of each series is separately registered under the Securities Act of 1933. Therefore, separate 24f-2 Forms will be filed for each series. This Form is being filed for all classes of shares of the U.S. Large Cap Fund.
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3.  Investment Company Act File Number:              811-08797

    Securities Act File Number:                      333-66481

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4(a).  Last day of fiscal year for which this Form is filed:   May 31, 2001


4(b).  [  ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
           (See Instruction A.2)

           Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).  [  ] Check box if this is the last time the issuer will be filing this
           Form.

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5.  Calculation of registration fee:

     (i)  Aggregate sale price of securities sold
          during the fiscal year pursuant to section 24(f):         $91,459,644


     (ii) Aggregate price of securities redeemed or repurchased
          during the fiscal year:                                  $290,379,914


     (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
           October 11, 1995 that were not previously used to
           reduce registration fees payable to the Commission:      $51,625,122


    (iv)  Total available redemption credits
          [add Items 5(ii) and 5(iii)]:                          - $342,005,036


    (v)   Net sales - if Item 5(i)is greater than
          Item 5(iv)
          [subtract Item 5(iv) from Item 5(i)]:                             $ 0


    (vi)  Redemption credits available for use
          in future years - if Item 5(i) is
          less than Item 5(iv)
          [subtract Item 5(iv) from Item 5(i)]:                 $ (250,545,392)


    (vii) Multiplier for determining registration fee
          (See Instruction C.9):                                 x      .000250


    (viii) Registration fee due [multiply Item 5(v) by
           Item 5(vii)] (enter "0" if no fee is due):            =          $ 0


6.  Prepaid Shares

          If the response to Item 5(i) was determined by
          deducting an amount of securities that were
          registered under the Securities Act of 1933
          pursuant to rule 24e-2 as in effect before October
          11, 1997, then report the amount of securities
          (number of shares or other units) deducted here:                    0

          If there is a number of shares or other units that
          were registered pursuant to rule 24e-2 remaining
          unsold at the end of the fiscal year for which
          this form is filed that are available for use by
          the issuer in future fiscal years, then state that
          number here:                                                        0


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     7.   Interest due - if this Form is being filed more
          than 90 days after the end of the issuer's fiscal
          year (see Instruction D):                                       + $ 0

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     8.   Total of the amount of the registration fee due
          plus any interest due [line 5(viii) plus line 7]:               = $ 0

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     9.   Date the registration fee and any interest payment
          was sent to the Commission's lockbox depository:                  N/A

          Method of Delivery:

              [ ] Wire Transfer

              [ ] Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*                     /s/ Robert Putney
                                              ---------------------------------
                                              Robert E. Putney, III
                                              Secretary

Date:  8/24/01
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* Please print the name and title of the signing officer below the signature.





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